NATURE OF OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Stock Options Activity) (Details) (USD $)	1 Months Ended				3 Months Ended	0 Months Ended	1 Months Ended			9 Months Ended		12 Months Ended						0 Months Ended			1 Months Ended		9 Months Ended		12 Months Ended						9 Months Ended		12 Months Ended						9 Months Ended		12 Months Ended						9 Months Ended		12 Months Ended
	Jan. 31, 2012	Dec. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Mar. 31, 2013	Jul. 06, 2010 Employee Options and Stock Appreciation Rights [Member]	Sep. 25, 2012 Employee Options and Stock Appreciation Rights [Member]	Mar. 23, 2011 Employee Options and Stock Appreciation Rights [Member]	Feb. 28, 2011 Employee Options and Stock Appreciation Rights [Member]	Mar. 31, 2013 Employee Options and Stock Appreciation Rights [Member]	Mar. 31, 2012 Employee Options and Stock Appreciation Rights [Member]	Jun. 30, 2012 Employee Options and Stock Appreciation Rights [Member]	Jun. 30, 2011 Employee Options and Stock Appreciation Rights [Member]	Mar. 31, 2013 Employee Options and Stock Appreciation Rights [Member]	Dec. 31, 2012 Employee Options and Stock Appreciation Rights [Member]	Mar. 31, 2012 Employee Options and Stock Appreciation Rights [Member]	Dec. 31, 2011 Employee Options and Stock Appreciation Rights [Member]	Jul. 02, 2011 Options Issued to Directors [Member]	Mar. 10, 2011 Options Issued to Directors [Member]	Jul. 02, 2010 Options Issued to Directors [Member]	Sep. 27, 2010 Options Issued to Directors [Member]	Sep. 29, 2010 Options Issued to Directors [Member]	Mar. 31, 2013 Options Issued to Directors [Member]	Mar. 31, 2012 Options Issued to Directors [Member]	Jun. 30, 2012 Options Issued to Directors [Member]	Jun. 30, 2011 Options Issued to Directors [Member]	Mar. 31, 2013 Options Issued to Directors [Member]	Dec. 31, 2012 Options Issued to Directors [Member]	Mar. 31, 2012 Options Issued to Directors [Member]	Dec. 31, 2011 Options Issued to Directors [Member]	Mar. 31, 2013 Non-Employee, Non-Director Options [Member]	Mar. 31, 2012 Non-Employee, Non-Director Options [Member]	Jun. 30, 2012 Non-Employee, Non-Director Options [Member]	Jun. 30, 2011 Non-Employee, Non-Director Options [Member]	Mar. 31, 2013 Non-Employee, Non-Director Options [Member]	Dec. 31, 2012 Non-Employee, Non-Director Options [Member]	Mar. 31, 2012 Non-Employee, Non-Director Options [Member]	Dec. 31, 2011 Non-Employee, Non-Director Options [Member]	Mar. 31, 2013 Warrants Issued For Settlement [Member]	Mar. 31, 2012 Warrants Issued For Settlement [Member]	Jun. 30, 2012 Warrants Issued For Settlement [Member]	Jun. 30, 2011 Warrants Issued For Settlement [Member]	Mar. 31, 2013 Warrants Issued For Settlement [Member]	Dec. 31, 2012 Warrants Issued For Settlement [Member]	Mar. 31, 2012 Warrants Issued For Settlement [Member]	Dec. 31, 2011 Warrants Issued For Settlement [Member]	Mar. 31, 2013 Warrants Issued for Cash or Services [Member]	Mar. 31, 2012 Warrants Issued for Cash or Services [Member]	Jun. 30, 2012 Warrants Issued for Cash or Services [Member]	Jun. 30, 2011 Warrants Issued for Cash or Services [Member]	Mar. 31, 2013 Warrants Issued for Cash or Services [Member]	Dec. 31, 2012 Warrants Issued for Cash or Services [Member]	Mar. 31, 2012 Warrants Issued for Cash or Services [Member]	Dec. 31, 2011 Warrants Issued for Cash or Services [Member]
Number of Options
Balance at beginning of period						1,649,007				4,589,507	4,439,507	4,439,507	1,649,007	5,962,007	7,974,507	4,589,507	4,589,507	790,000		370,000			857,500	790,000	790,000	370,000	1,467,500	1,092,500	892,500	857,500	540,000	540,000	540,000	155,000	590,000	440,000	540,000	540,000	344,058	474,508	474,508	474,508	694,058	694,058	344,508	344,508	4,481,200	4,651,200	4,651,200	2,733,303	1,226,200	2,391,200	4,661,200	4,696,200
Granted					1,395,000	33,000	265,000	20,000	237,500	4,589,507	675,000	675,000	3,290,500					245,000	210,000	165,000	10,000	5,000	610,000	280,000	280,000	420,000					150,000			485,000					350,000								50,000			2,341,200
Exercised	(85,000)	(5,000)	(30,000)	(100,000)	(45,000)					(4,247,500)														35,000	35,000						100,000			100,000						130,000	130,000						1,865,000	85,000	85,000	423,303
Options sold to third party																																																45,000	45,000
Forfeited										2,875,000			500,000											142,500	142,500
Expired											525,000	525,000													35,000																						1,420,000		150,000
Exercisable at end of period										3,375,257	2,355,508	2,808,088	1,952,919		4,500,257		2,355,508						770,582	538,834	724,666	491,666		756,831		525,500	440,000	540,000	540,000	540,000		440,000		540,000	694,058	344,508	344,058	344,058		694,058		344,508	1,226,200	4,611,200	4,461,200	4,461,200		2,391,200		4,696,200
Weighted Average Remaining Contractual Life
Outstanding, March 31, 2013										6 years 10 months 13 days	5 years 8 months 8 days	5 years 11 months 9 days	6 years 4 months 20 days										8 years 3 months	7 years 10 months 20 days	7 years 11 months 17 days	7 years 11 months 29 days					3 years 8 months 1 day	2 years 4 months 20 days	3 years 1 month 20 days	3 years 1 month 20 days					2 years 4 months 2 days	1 year 2 months 1 day	11 months 2 days	1 year 10 months 25 days					1 year 6 months 22 days	1 year 11 months 5 days	2 years 5 months 12 days	2 years 8 months
Granted										9 years 7 months 6 days		10 years	10 years										10 years	10 years	10 years	10 years					10 years			5 years					5 years								5 years			5 years
Forfeited												7 years 5 months 16 days
Options exercisable, March 31, 2013										5 years 11 months 19 days	4 years 10 months 20 days	5 years 11 days	4 years 6 months 10 days										7 years 1 month 13 days	7 years 1 month 6 days	7 years 9 months 23 days	7 years 29 days					1 year 6 months 7 days	2 years 4 months 20 days	2 years 1 month 20 days	3 years 1 month 20 days					2 years 4 months 2 days	1 year 2 months 1 day	11 months 1 day	1 year 11 months 2 days					1 year 6 months 22 days	1 year 11 months 5 days	2 years 5 months 12 days	2 years 8 months
Aggregate Intrinsic Value
Outstanding at end of period										$ 2,721,109	$ 71,956	$ 339,417	$ 2,787,063										$ 224,970	$ 13,585	$ 24,820	$ 407,850					$ 32,750			$ 319,750
Exercisable at end of period										$ 1,159,109	$ 71,956	$ 181,750	$ 1,487,668										$ 60,737	$ 5,535	$ 14,612	$ 272,900					$ 32,750			$ 319,750